Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 109,213	$ 15,050	¥ 76,675
Restricted cash				500
Accounts receivable, net				30,240
Prepaid expenses and other current assets, net		45,535	6,275	457,654
Inventories		6,351	875	11,026
Current assets related to discontinued operations				1,438
Total current assets		161,665	22,278	578,086
Non-current assets
Property, plant and equipment, net		39,599	5,457	54,188
Operating lease right-of-use assets, net		1,714	236	9,781
Finance lease right-of-use assets, net		2,246	310	6,460
Intangible assets, net		205	28	662
Equity method investment
Deferred loss on sale-leaseback		605	83	767
Non-current assets related to discontinued operation				3
Total non-current assets		44,369	6,114	71,861
Total assets		206,034	28,392	649,947
Current liabilities
Accounts payable		138,504	19,086	106,092
Short-term borrowings		57,600	7,937	56,949
Current portion of government grants		1,812	250	1,812
Lease liabilities		4,085	563	6,824
Other payables and accrued liabilities		89,350	12,313	63,951
Income tax payables				18
Current liabilities related to discontinued operations		1,601	221	1,929
Total current liabilities		333,739	45,991	272,819
Non-current liabilities
Long-term borrowings		6,000	827
Government grants		2,530	349	4,342
Deferred tax liability				125
Lease liabilities - non-current		1,619	223	10,054
Total non-current liabilities		10,149	1,399	14,521
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB230,819 and RMB278,811 as of March 31, 2024 and 2025, respectively)		343,888	47,390	287,340
Commitments and contingencies
Shareholders’ equity
Preference share, par value US$0.001; Authorized:1,000,000 shares; none issued and outstanding As of March 31, 2024 and 2025, respectively
Ordinary shares, par value US$0.001; Authorized:99,000,000 shares; Issued and outstanding: 1,568,456 shares as of March 31,2024 and 3,604,015 shares as of March 31, 2025	[1]	26	4	12
Additional paid-in capital		732,909	100,998	573,881
Accumulated deficit		(878,915)	(121,118)	(208,828)
Accumulated other comprehensive income		13,317	1,833	2,733
Total UTime Limited shareholders’ equity		(132,663)	(18,283)	367,798
Non-controlling interests		(5,191)	(715)	(5,191)
Total shareholders’ equity		(137,854)	(18,998)	362,607
Total liabilities and shareholders’ equity		206,034	28,392	649,947
Related Party
Current assets
Due from related parties		566	78	553
Current liabilities
Due to related parties		¥ 40,787	$ 5,621	¥ 35,244

[1]	Retrospectively restated for effect of the authorized shares decreased on March 31, 2025.